Party-in-Interest Transactions (Details) - EBP 031 - Rayonier Advanced Materials Inc. Common Stock - shares	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	492,666	496,162
Percentage of employer stock to total shares outstanding	0.70%	0.80%